Financial structure and financial costs - Non-current debt and related instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial structure, financial costs and financial instruments
Non-current financial debt	$ 41,340	$ 43,067	$ 44,464
Non-current financial assets	(679)	(908)	(1,219)
Non-current financial debt and related financial instruments	40,661	42,159	43,245
Bonds after fair value hedge
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	20,620	29,147	34,435
Bonds after cash flow hedge and fixed rate bonds
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	16,469	10,315	6,494
Other floating rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	1,762	1,367	1,144
Other fixed rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	746	1,077	877
Financial lease obligations
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	1,117	311	295
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	(53)	(58)
Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	1,082	3,651	2,891
Non-current financial assets	(606)	(845)	(1,219)
Secured
Financial structure, financial costs and financial instruments
Non-current financial debt	1,310	572	655
Non-current financial debt and related financial instruments	1,310	572	655
Secured | Other floating rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	70	76	34
Secured | Other fixed rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	123	185	326
Secured | Financial lease obligations
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	1,117	311	295
Unsecured
Financial structure, financial costs and financial instruments
Non-current financial debt	40,030	42,495	43,809
Non-current financial assets	(679)	(908)	(1,219)
Non-current financial debt and related financial instruments	39,351	41,587	42,590
Unsecured | Bonds after fair value hedge
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	20,620	29,147	34,435
Unsecured | Bonds after cash flow hedge and fixed rate bonds
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	16,469	10,315	6,494
Unsecured | Other floating rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	1,692	1,291	1,110
Unsecured | Other fixed rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	623	892	551
Unsecured | Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	(53)	(58)
Unsecured | Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	1,082	3,651	2,891
Non-current financial assets	$ (606)	$ (845)	$ (1,219)